CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 144,848	$ 185,742	$ 172,683
Unrealized net gain/(loss) on qualifying cash flow hedging instruments:
Other comprehensive income (loss) before reclassification	[1]	94	4,263	(5,106)
Amounts reclassified from accumulated other comprehensive income/(loss) to the statement of operations		4,985	409	(2,533)
Net other comprehensive income/(loss)		5,079	4,672	(7,639)
Comprehensive income		149,927	190,414	165,044
Comprehensive income attributable to:
Golar LNG Partners LP Owners		134,359	176,843	154,497
Non-controlling interests		(15,568)	(13,571)	(10,547)
Comprehensive income		$ 149,927	$ 190,414	$ 165,044

[1]	There is no tax impact on any of the periods presented.